SEMIANNUAL REPORT


June 30, 2002


PHOENIX-DUFF & PHELPS
INSTITUTIONAL MUTUAL FUNDS



Growth Stock Portfolio

Managed by
Seneca Capital Management LLC



Managed Bond Portfolio

Managed by
Phoenix Investment Counsel, Inc.



[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT


DEAR SHAREHOLDER:

      We are pleased to provide this financial summary for the six months ended June 30, 2002 for the Phoenix-Duff & Phelps Growth Stock Portfolio and Managed Bond Portfolio. If you have any questions, contact your financial advisor or call us at 1-800-243-1574 for information assistance.

      Please visit www.PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center" to find current performance information, access your account, make purchases or exchanges, request service forms, or learn more about all of the Phoenix mutual funds. And, take advantage of our new Investor Resources, including educational, tax and retirement topics.



Sincerely,

/s/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin

JUNE 30, 2002


--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO



                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                                      SHARES       VALUE
                                                     --------   -----------
COMMON STOCKS--87.2%

AIR FREIGHT & COURIERS--2.1%
United Parcel Service, Inc. Class B ..............      9,600   $   592,800

BROADCASTING & CABLE TV--2.4%
Clear Channel Communications, Inc.(b) ............     21,260       680,745

BUILDING PRODUCTS--3.3%
Masco Corp. ......................................     34,010       922,011

COMPUTER HARDWARE--2.9%
Dell Computer Corp.(b) ...........................     31,460       822,364

DIVERSIFIED FINANCIAL SERVICES--12.9%
American Express Co. .............................     26,790       973,013
Citigroup, Inc. ..................................     21,226       822,507
Goldman Sachs Group, Inc. (The) ..................     13,550       993,893
Morgan Stanley ...................................     20,250       872,370
                                                                -----------
                                                                  3,661,783
                                                                -----------
GENERAL MERCHANDISE STORES--3.3%
Wal-Mart Stores, Inc. ............................     17,090       940,121

HEALTH CARE EQUIPMENT--5.8%
Baxter International, Inc. .......................     19,710       876,110
Medtronic, Inc. ..................................     17,900       767,015
                                                                -----------
                                                                  1,643,125
                                                                -----------
HEALTH CARE FACILITIES--3.4%
HCA, Inc. ........................................     19,960       948,100

HOME IMPROVEMENT RETAIL--3.2%
Home Depot, Inc. (The) ...........................     24,900       914,577

HOTELS, RESORTS & CRUISE LINES--2.8%
Marriott International, Inc. Class A .............     20,620       784,591

HOUSEHOLD PRODUCTS--2.2%
Procter & Gamble Co. (The) .......................      6,970       622,421

INDUSTRIAL CONGLOMERATES--5.4%
3M Co. ...........................................      5,800       713,400
General Electric Co. .............................     27,970       812,529
                                                                -----------
                                                                  1,525,929
                                                                -----------
INDUSTRIAL GASES--3.1%
Air Products and Chemicals, Inc. .................     17,470       881,711

                                                      SHARES       VALUE
                                                     --------   -----------
INDUSTRIAL MACHINERY--2.9%
Danaher Corp. ....................................     12,280   $   814,778

INTEGRATED OIL & GAS--3.2%
Exxon Mobil Corp. ................................     22,120       905,150

MANAGED HEALTH CARE--2.8%
Aetna, Inc. ......................................     16,680       800,140

MOVIES & ENTERTAINMENT--2.8%
Viacom, Inc. Class B(b) ..........................     17,990       798,216

PACKAGED FOODS AND MEATS--3.1%
Kellogg Co. ......................................     24,040       862,074

PHARMACEUTICALS--3.0%
Pfizer, Inc. .....................................     23,940       837,900

SEMICONDUCTOR EQUIPMENT--1.5%
KLA-Tencor Corp.(b) ..............................      9,700       426,703

SEMICONDUCTORS--9.7%
Intel Corp. ......................................     38,490       703,212
Micron Technology, Inc.(b) .......................     32,330       653,713
Texas Instruments, Inc. ..........................     37,360       885,432
Xilinx, Inc.(b) ..................................     22,900       513,647
                                                                -----------
                                                                  2,756,004
                                                                -----------
SOFT DRINKS--2.7%
PepsiCo, Inc. ....................................     15,570       750,474

SYSTEMS SOFTWARE--2.7%
Microsoft Corp.(b) ...............................     14,200       776,740
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $26,141,862)                                    24,668,457
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.4%

SEMICONDUCTORS--3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR
(Taiwan)(b) ......................................     72,864       947,232
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,086,031)                                        947,232
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--90.6%
(IDENTIFIED COST $27,227,893)                                    25,615,689
---------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO

                                        STANDARD        PAR
                                        & POOR'S       VALUE
                                         RATING        (000)       VALUE
                                        --------      ------    -----------
SHORT-TERM OBLIGATIONS--10.1%

COMMERCIAL PAPER--8.6%
Emerson Electric Co. 2%, 7/1/02             A-1        $1,080   $ 1,079,880
Receivables Capital Corp. 1.90%, 7/1/02     A-1+          470       469,950
Ciesco LP 1.90%, 7/2/02                     A-1+          885       884,860
                                                                -----------
                                                                  2,434,690
                                                                -----------
FEDERAL AGENCY SECURITIES--1.5%
Fannie Mae Discount Note 1.80%, 7/3/02      AAA           434       433,913
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,868,910)                                      2,868,603
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $30,096,803)                                    28,484,292(a)

Other assets and liabilities, net--(0.7)%                          (197,577)
                                                                -----------
NET ASSETS--100.0%                                              $28,286,715
                                                                ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,517,128 and gross depreciation of $3,266,417 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $30,233,581.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $30,096,803)                             $28,484,292
Cash                                                               4,273
Receivables
   Investment securities sold                                    107,654
   Dividends and interest                                         11,675
   Receivables from adviser                                        2,249
                                                             -----------
     Total assets                                             28,610,143
                                                             -----------
LIABILITIES
Payables
   Investment securities purchased                               276,434
   Professional fee                                               16,848
   Trustees' fee                                                   6,533
   Transfer agent fee                                              6,445
   Financial agent fee                                             5,444
   Distribution fee                                                2,162
Accrued expenses                                                   9,562
                                                             -----------
     Total liabilities                                           323,428
                                                             -----------
NET ASSETS                                                   $28,286,715
                                                             ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest             $40,859,977
Undistributed net investment income                               12,632
Accumulated net realized loss                                (10,973,383)
Net unrealized depreciation                                   (1,612,511)
                                                             -----------
NET ASSETS                                                   $28,286,715
                                                             ===========

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,082,844)              924,723
Net asset value and offering price per share                      $17.39

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,203,871)              706,600
Net asset value and offering price per share                      $17.27


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                         $   133,462
Interest                                                                                8,968
Foreign taxes withheld                                                                 (3,295)
                                                                                  -----------
     Total investment income                                                          139,135
                                                                                  -----------
EXPENSES
Investment advisory fee                                                                94,268
Distribution fee, Class Y                                                              14,124
Financial agent fee                                                                    33,185
Transfer agent                                                                         17,739
Professional                                                                           13,623
Registration                                                                           12,974
Trustees                                                                               10,533
Custodian                                                                               4,649
Printing                                                                                3,747
Miscellaneous Expenses                                                                  4,933
                                                                                  -----------
     Total expenses                                                                   209,775
     Less expenses borne by investment adviser                                        (85,549)
     Custodian fees paid indirectly                                                      (123)
                                                                                  -----------
     Net expenses                                                                     124,103
                                                                                  -----------
NET INVESTMENT INCOME                                                                  15,032
                                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                                    (2,140,980)
Net change in unrealized appreciation (depreciation) on
   investments                                                                     (4,025,003)
                                                                                  -----------
NET LOSS ON INVESTMENTS                                                            (6,165,983)
                                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $(6,150,951)
                                                                                  ===========

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO



                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              Six Months
                                                                                 Ended
                                                                                6/30/02        Year Ended
                                                                              (Unaudited)       12/31/01
                                                                              -----------      ------------
FROM OPERATIONS
   Net investment income (loss)                                               $    15,032      $    107,982
   Net realized gain (loss)                                                    (2,140,980)       (8,667,866)
   Net change in unrealized appreciation (depreciation)                        (4,025,003)        1,257,130
                                                                              -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 (6,150,951)       (7,302,754)
                                                                              -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                 (25,889)          (70,966)
   Net investment income, Class Y                                                  (5,735)           (7,793)
   Net realized short-term gains, Class X                                              --          (466,618)
   Net realized short-term gains, Class Y                                              --          (229,774)
   Net realized long-term gains, Class X                                               --          (432,025)
   Net realized long-term gains, Class Y                                               --          (212,741)
                                                                              -----------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                      (31,624)       (1,419,917)
                                                                              -----------      ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (2,867 and 26,066 shares, respectively)           58,296           583,115
   Net asset value of shares issued from reinvestment of distributions
     (1,460 and 41,825 shares, respectively)                                       25,847           969,481
   Cost of shares redeemed (230,814 and 263,300 shares, respectively)          (4,799,287)       (6,181,294)
                                                                              -----------      ------------
Total                                                                          (4,715,144)       (4,628,698)
                                                                              -----------      ------------
CLASS Y
   Proceeds from sales of shares (151,235 and 35,502 shares, respectively)      2,692,429           782,000
   Net asset value of shares issued from reinvestment of distributions
     (326 and 19,503 shares, respectively)                                          5,735           450,307
   Cost of shares redeemed (869 and 248,429 shares, respectively)                 (17,513)       (5,719,848)
                                                                              -----------      ------------
Total                                                                           2,680,651        (4,487,541)
                                                                              -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                   (2,034,493)       (9,116,239)
                                                                              -----------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                       (8,217,068)      (17,838,910)

NET ASSETS
   Beginning of period                                                         36,503,783        54,342,693
                                                                              -----------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $12,632 AND $29,224, RESPECTIVELY]                                       $28,286,715      $ 36,503,783
                                                                              ===========      ============

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO



                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                            CLASS X
                                                      SIX MONTHS        -----------------------------------------------------
                                                        ENDED                         YEAR ENDED DECEMBER 31
                                                       6/30/02          -----------------------------------------------------
                                                     (UNAUDITED)         2001        2000       1999      1998        1997
Net asset value, beginning of period                    $21.43          $25.98      $36.83     $37.82    $33.85      $47.42
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.05            0.08(4)     0.08       0.08      0.05(4)     0.31(4)
   Net realized and unrealized gain (loss)               (4.06)          (3.81)      (4.83)     11.65      9.88       10.60
                                                        ------          ------      ------     ------    ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    (4.01)          (3.73)      (4.75)     11.73      9.93       10.91
                                                        ------          ------      ------     ------    ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.03)          (0.06)      (0.04)     (0.05)    (0.15)      (0.41)
   Distributions from net realized gains                    --           (0.76)      (6.06)    (12.67)    (5.81)     (24.07)(1)
                                                        ------          ------      ------     ------    ------      ------
     TOTAL DISTRIBUTIONS                                 (0.03)          (0.82)      (6.10)    (12.72)    (5.96)     (24.48)
                                                        ------          ------      ------     ------    ------      ------
Change in net asset value                                (4.04)          (4.55)     (10.85)     (0.99)     3.97      (13.57)
                                                        ------          ------      ------     ------    ------      ------
NET ASSET VALUE, END OF PERIOD                          $17.39          $21.43      $25.98     $36.83    $37.82      $33.85
                                                        ======          ======      ======     ======    ======      ======
Total return                                            (18.72)%(7)     (14.57)%    (13.27)%    33.93%    31.20%      25.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $16,083         $24,671     $34,991    $41,436   $46,330     $44,350

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                  0.70 %(5)(6)    0.70 %(5)   0.70 %     0.70%     0.70%       0.70%
   Net investment income                                  0.19 %(6)       0.34 %      0.29 %     0.17%     0.13%       0.64%
Portfolio turnover                                          47 %(7)        134 %       127 %      136%      115%        148%

                                                                                            CLASS Y
                                                      SIX MONTHS        -----------------------------------------------------
                                                        ENDED                         YEAR ENDED DECEMBER 31
                                                       6/30/02          -----------------------------------------------------
                                                     (UNAUDITED)         2001        2000       1999      1998        1997
Net asset value, beginning of period                    $21.28          $25.82      $36.72     $37.79    $33.86      $47.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.03            0.02(4)     0.04      (0.03)    (0.04)(4)    0.18(4)
   Net realized and unrealized gain (loss)               (4.03)          (3.78)      (4.85)     11.63      9.88       10.59
                                                        ------          ------      ------     ------    ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    (4.00)          (3.76)      (4.81)     11.60      9.84       10.77
                                                        ------          ------      ------     ------    ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.01)          (0.02)      (0.03)        --     (0.10)      (0.32)
   Distributions from net realized gains                    --           (0.76)      (6.06)    (12.67)    (5.81)     (24.02)(1)
                                                        ------          ------      ------     ------    ------      ------
     TOTAL DISTRIBUTIONS                                 (0.01)          (0.78)      (6.09)    (12.67)    (5.91)     (24.34)
                                                        ------          ------      ------     ------    ------      ------
Change in net asset value                                (4.01)          (4.54)     (10.90)     (1.07)     3.93      (13.57)
                                                        ------          ------      ------     ------    ------      ------
NET ASSET VALUE, END OF PERIOD                          $17.27          $21.28      $25.82     $36.72    $37.79      $33.86
                                                        ======          ======      ======     ======    ======      ======
Total return                                            (18.80)%(7)     (14.80)%    (13.49)%    33.60 %   30.85 %     25.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $12,204         $11,832     $19,351    $21,845   $21,347     $17,631
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                  0.95 %(5)(6)    0.95 %(5)   0.95 %     0.95 %    0.95 %      0.95%
   Net investment income (loss)                          (0.07)%(6)       0.09 %      0.04 %    (0.09)%   (0.11)%      0.39%
Portfolio turnover                                          47 %(7)        134 %       127 %      136 %     115 %       148%

(1) Includes amounts distributed as income and redesignated for tax purposes
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.24%, 1.10%, 1.03%, 0.95%, 1.00%, and 0.87% for the periods ended June 30, 2002,
    December 2001, 2000, 1999, 1998, and 1997, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.50%, 1.35%, 1.27%, 1.20%, 1.25%, and 1.12% for the periods ended June 30, 2002,
    December 31, 2001, 2000, 1999, 1998, and 1997, respectively.
(4) Computed using average shares outstanding.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
U.S. GOVERNMENT SECURITIES--9.1%

U.S. TREASURY NOTES--9.1%
U.S. Treasury Notes 3.375%, 4/30/04 ........  Aaa    $  730    $    737,702
U.S. Treasury Notes 3.50%, 11/15/06 ........  Aaa     9,180       9,016,486
U.S. Treasury Notes 4.50%, 5/15/07 .........  Aaa     3,495       3,543,056
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $12,991,497)                                    13,297,244
---------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--17.7%
Fannie Mae 6%, 5/1/29 ......................  Aaa     1,017       1,022,394
Fannie Mae 6%, 6/1/29 ......................  Aaa     3,401       3,419,035
Fannie Mae 6%, 11/1/29 .....................  Aaa       874         878,662
Fannie Mae 7.50%, 10/1/30 ..................  Aaa       148         155,754
Fannie Mae 7%, 11/1/30 .....................  Aaa     1,705       1,768,239
Fannie Mae 6.50%, 10/1/31 ..................  Aaa     4,544       4,626,220
Fannie Mae 6%, 12/1/31 .....................  Aaa     1,395       1,392,972
Freddie Mac 6.65%, 6/15/23 .................  Aaa     2,050       2,170,843
GNMA 7%, 7/15/29 ...........................  Aaa       657         683,850
GNMA 7%, 8/15/29 ...........................  Aaa     1,343       1,397,403
GNMA 6.50%, '31-'32 ........................  Aaa     8,221       8,405,033
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,924,508)                                    25,920,405
---------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--7.2%
Fannie Mae 7%, 7/15/05 .....................  Aaa     2,380       2,602,766
Fannie Mae 6%, 12/15/05 ....................  Aaa     3,800       4,057,716
Fannie Mae 5%, 1/15/07 .....................  Aaa     1,200       1,232,752
Freddie Mac 3.25%, 1/15/04 .................  Aaa     2,545       2,571,315
---------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,020,839)                                    10,464,549
---------------------------------------------------------------------------

MUNICIPAL BONDS--10.6%

CALIFORNIA--3.4%
Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.50%, 10/1/19 ....  Aaa     1,000       1,041,870

Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.60%, 10/1/29 ....  Aaa       635         654,615

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06 .....................  Aaa       375         398,618

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
Long Beach Pension Obligation Revenue
Taxable 7.09%, 9/1/09 ......................  Aaa    $1,475    $  1,643,548

Oakland Pension Obligation Revenue
Taxable Series A 6.95%, 12/15/08 ...........  Aaa        96         107,655

Oakland Pension Obligation Revenue
Taxable Series A 6.98%, 12/15/09 ...........  Aaa        49          54,462

Ventura County Pension Obligation Revenue
Taxable 6.54%, 11/1/05 .....................  Aaa     1,000       1,082,880
                                                               ------------
                                                                  4,983,648
                                                               ------------
COLORADO--1.4%
Denver City and County School District 01
Pension Taxable 6.76%, 12/15/07 ............  Aaa     1,900       2,089,126

CONNECTICUT--1.3%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 6.91%, 9/1/12 .....  Aaa     1,100       1,209,439

Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.57%,
9/1/13(b) ..................................  Aaa       715         756,105
                                                               ------------
                                                                  1,965,544
                                                               ------------
FLORIDA--1.4%
Tampa Solid Waste System Revenue
Taxable Series A 6.43%, 10/1/08 ............  Aaa       930         977,281

University of Miami Exchangeable Revenue
Taxable Series A 7.40%, 4/1/11(d) ..........  Aaa       210         225,851

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(d) ..........  Aaa       825         874,030
                                                               ------------
                                                                  2,077,162
                                                               ------------
NEW JERSEY--0.4%
New Jersey Sports & Exposition Authority
State Contract Taxable Series B 7.375%,
3/1/13 .....................................  Aaa       470         532,233

NEW YORK--0.3%
New York State Taxable Series D 6.75%,
6/15/09 ....................................   A        400         433,548

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
PENNSYLVANIA--0.7%
Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A 5.79%,
4/15/09 ....................................  Aaa    $1,000    $  1,034,820

RHODE ISLAND--1.5%
Woonsocket Rhode Island Taxable Pension
Funding W.I. 5.66%, 7/15/13 ................  Aaa     2,145       2,132,623

TEXAS--0.2%
Dallas-Fort Worth International Airport
Facilities Improvement Revenue Taxable
6.45%, 11/1/08 .............................  Aaa       200         215,386
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $14,402,993)                                    15,464,090
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--4.3%

Arcel Finance Ltd. 144A 5.984%, 2/1/09(b) ..  Aaa       650         662,635

CPL Transition Funding LLC 02-1,
A4 5.96%, 7/15/15 ..........................  Aaa     1,020       1,051,078

Green Tree Financial Corp. 97-5,
M1 6.95%, 5/15/29 ..........................  Aa        720         677,925

Litigation Settlement Monetized Fee Trust
02-5A A 6%, 10/25/32 .......................  Aa      1,255       1,230,528

Pass-Through Amortizing Credit Card Trust
02-1A A4FX 7.339%, 6/18/12 .................  Baa       740         740,000

Pemex Finance Ltd. 9.03%, 2/15/11 ..........  Baa       770         853,229

Prudential Holdings LLC Series FSA
7.245%, 12/18/23 ...........................  Aaa     1,030       1,045,347
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,205,253)                                      6,260,742
---------------------------------------------------------------------------

CORPORATE BONDS--20.1%

AGRICULTURAL PRODUCTS--0.5%

Corn Products International, Inc.
W.I. 8.25%, 7/15/07 ........................  Ba        735         727,591

AIRLINES--1.2%
America West Airlines, Inc. 00-G 8.057%,
7/2/20 .....................................  Aaa       559         586,935

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
Northwest Airlines Corp. 00-1 8.072%,
10/1/19 ....................................  Aaa    $1,116    $  1,177,138
                                                               ------------
                                                                  1,764,073
                                                               ------------
ALUMINUM--0.1%
Century Aluminum Co. 11.75%, 4/15/08 .......  Ba        130         140,400

AUTO PARTS & EQUIPMENT--0.5%
Collins & Aikman Products 11.50%,
4/15/06 ....................................   B        395         376,237

Collins & Aikman Products 144A 10.75%,
12/31/11(b) ................................   B        355         355,000
                                                               ------------
                                                                    731,237
                                                               ------------
BROADCASTING & CABLE TV--0.8%
Charter Communications Holdings LLC 10%,
4/1/09 .....................................   B        715         496,925

Cox Communications, Inc. 7.75%, 11/1/10 ....  Baa       780         741,886
                                                               ------------
                                                                  1,238,811
                                                               ------------
BUILDING PRODUCTS--0.2%
CRH America, Inc. 6.95%, 3/15/12 ...........  Baa       340         359,074

CASINOS & GAMING--1.6%
Harrahs Operating Co., Inc. 7.50%,
1/15/09 ....................................  Baa       725         765,246

Hollywood Casino Corp. 11.25%, 5/1/07 ......   B        680         737,800
MGM Mirage, Inc. 8.50%, 9/15/10 ............  Baa       755         787,357

Mohegan Tribal Gaming Authority 8.125%,
1/1/06 .....................................  Ba        100         103,000
                                                               ------------
                                                                  2,393,403
                                                               ------------
CONSTRUCTION & ENGINEERING--0.2%
Encompass Services Corp. 10.50%, 5/1/09 ....   B        460         243,800

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
Terex Corp. Series B 10.375%, 4/1/11 .......   B        750         810,000

CONSUMER FINANCE--2.5%
CIT Group, Inc. 7.75%, 4/2/12 ..............   A        840         826,919
Ford Motor Credit Co. 7.25%, 10/25/11 ......   A        705         708,381

General Motors Acceptance Corp. 6.875%,
9/15/11 ....................................   A      1,375       1,365,123

Household Finance Corp. 6.75%, 5/15/11 .....   A        700         695,800
                                                               ------------
                                                                  3,596,223
                                                               ------------

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
Service Corp. Intl. 6%, 12/15/05 ...........   B     $  440    $    404,800

DIVERSIFIED FINANCIAL SERVICES--4.0%
General Electric Capital Corp.
Series MTNA 6%, 6/15/12 ....................  Aaa     1,500       1,492,885

Pemex Master Trust 144A 8.625%,
2/1/22(b) ..................................  Baa     1,775       1,735,063

Pemex Project Funding Master Trust
9.125%, 10/13/10 ...........................  Baa     1,775       1,863,750

Stilwell Financial, Inc. W.I. 7.75%, 6/15/09  A(c)      745         734,779
                                                               ------------
                                                                  5,826,477
                                                               ------------
ELECTRIC UTILITIES--0.3%
Calpine Corp. 8.50%, 2/15/11 ...............  Baa       720         486,000

ENVIRONMENTAL SERVICES--0.3%
Allied Waste Industries 7.40%, 9/15/35 .....  Ba        540         440,100

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
IMC Global, Inc. 7.625%, 11/1/05 ...........  Ba        425         401,478

FOOD DISTRIBUTORS--0.5%
Fleming Cos., Inc. Series D 10.625%,
7/31/07 ....................................   B        695         684,575

GAS UTILITIES--1.0%
El Paso Corp. 7%, 5/15/11 ..................  Baa       765         732,125

Transcontinental Gas Pipe Corp.
144A 8.875%, 7/15/12(b) ....................  Baa       725         707,419
                                                               ------------
                                                                  1,439,544
                                                               ------------
HEALTH CARE DISTRIBUTORS & SERVICES--0.3%
AmerisourceBergen Corp. 8.125%, 9/1/08 .....  Ba        285         295,687

Insight Health Services Corp.
Series B 9.875%, 11/1/11 ...................   B        150         151,500
                                                               ------------
                                                                    447,187
                                                               ------------
HEALTH CARE FACILITIES--0.5%
HEALTHSOUTH Corp. 10.75%, 10/1/08 ..........  Ba        700         777,000

HOMEBUILDING--0.3%
WCI Communications, Inc. 9.125%, 5/1/12 ....   B        450         448,875

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
HOTELS, RESORTS & CRUISE LINES--0.4%
Starwood Hotels Resorts Worldwide, Inc.
144A 7.875%, 5/1/12(b) .....................  Ba     $  660    $    646,800

INDUSTRIAL MACHINERY--0.2%
Dresser, Inc. 9.375%, 4/15/11 ..............   B        310         315,425

MANAGED HEALTH CARE--0.1%
Coventry Health Care, Inc.
8.125%, 2/15/12 ............................  Ba        175         179,375

MOVIES & ENTERTAINMENT--0.5%
AOL Time Warner, Inc. 6.875%, 5/1/12 .......  Baa       770         710,132

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Chesapeake Energy Corp. 8.375%, 11/1/08 ....   B        515         517,575

Encore Acquisition Co. 144A 8.375%,
6/15/12(b) .................................   B        240         241,800

Magnum Hunter Resources, Inc.
144A 9.60%, 3/15/12(b) .....................   B        165         170,775

Pioneer Natural Resource 7.50%, 4/15/12 ....  Ba        270         275,670
                                                               ------------
                                                                  1,205,820
                                                               ------------
PACKAGED FOODS AND MEATS--0.2%
Land O Lakes, Inc. 144A 8.75%,
11/15/11(b) ................................  Ba        275         257,125

PROPERTY & CASUALTY INSURANCE--0.4%
HSB Capital I 2.89%, 7/15/27(d) ............  AA(c)     550         515,745

PUBLISHING & PRINTING--0.1%
Belo Corp. 8%, 11/1/08(d) ..................  Baa       185         194,919

STEEL--0.9%
Allegheny Technologies, Inc. 8.375%,
12/15/11 ...................................  Baa       700         728,546

WCI Steel, Inc. Series B 144A 10%,
12/1/04(b) .................................  Caa     1,135         635,600
                                                               ------------
                                                                  1,364,146
                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc. 8.125%,
5/1/12 .....................................  Baa       815         661,373
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $29,748,446)                                    29,411,508
---------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO


                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--20.3%

Citicorp Mortgage Securities, Inc. 01-1,
A8 6.75%, 1/25/31(g) .......................  AAA(c) $1,470    $  1,526,503

Commercial Resecuritization Trust 01-ABC2,
A1 7.17%, 2/21/13 ..........................  Aaa     1,870       1,972,850

Countrywide Home Loans 6.75%,
10/25/31(g) ................................  Aaa     3,410       3,515,497

CS First Boston Mortgage Securities Corp.
97-SPCE, C 7.077%, 4/20/38 .................  AAA(c)    927         931,003

CS First Boston Mortgage Securities Corp.
99-C1 A2 7.29%, 9/15/41 ....................  AAA(c)  1,115       1,232,486

First Horizon Asset Securities, Inc. 01-5,
A3 6.75%, 8/25/31 ..........................  Aaa     1,485       1,520,501

GMAC 6.30%, 5/15/33 ........................  AA(c)   1,000       1,046,563

JP Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 ....................................  AAA(c)  1,700       1,770,380

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%,
10/15/32 ...................................  Aaa     1,670       1,839,633

Lehman Brothers Commercial Mortgage
Trust 6.53%, 7/14/16 .......................  AAA(c)  1,390       1,470,590

Nationslink Funding Corp. 99-2,
A2C 7.229%, 6/20/31 ........................  AAA(c)  2,500       2,746,094

Norwest Asset Securities Corp. 99-5,
B2 6.25%, 3/25/14 ..........................  A(c)    1,527       1,564,718

Norwest Asset Securities Corp. 99-10,
B2 6.25%, 4/25/14 ..........................  AAA(c)  1,024       1,045,789

PNC Mortgage Acceptance Corp. 00-C2 A2
7.30%, 10/12/33 ............................  Aaa       320         354,828

Residential Accredit Loans, Inc. 99-QS14,
A5 7.75%, 11/25/29 .........................  AAA(c)  2,622       2,728,928

Residential Funding Mortgage Securities
I 93-S25, M3 6.50%, 7/25/08 ................  AAA(c)    281         284,637

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
Residential Funding Mortgage Securities
2 2002-Hi2 A6 6.51%, 11/25/19 ..............  Aaa    $1,035    $  1,079,796

Residential Funding Mortgage Securities
I 98-S2, A4 7%, 1/25/28 ....................  AAA(c)    367         383,897

Structured Asset Securities Corp. 00-C2,
L 3.589%, 5/20/09(d) .......................  BB+(c)    834         822,398

Vanderbilt Mortgage Finance 99-C,
1A3 7.385%, 1/7/20 .........................  Aaa       850         911,282

Wells Fargo Mortgage Backed Securities
Trust 00-8, B3 7%, 9/25/30 .................  BBB(c)    579         568,818

Wells Fargo Mortgage Backed Securities
Trust 00-10, B3 7%, 11/25/30 ...............  BBB(c)    432         438,311
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $28,103,061)                                    29,755,502
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--4.4%

COSTA RICA--0.2%
Republic of Costa Rica 144A 8.11%,
2/1/12(b) ..................................  Ba        265         267,650

DOMINICAN REPUBLIC--1.0%
Dominican Republic 144A 9.50%,
9/27/06(b) .................................  Ba      1,390       1,471,662

EL SALVADOR--0.3%
Republic of El Salvador 144A 8.25%,
4/10/32(b) .................................  Baa       500         480,000

JAMAICA--0.6%
Government of Jamaica 11.75%, 5/15/11 ......  Ba        795         890,400

PHILIPPINES--1.0%
Republic of the Philippines 10.625%,
3/16/25 ....................................  Ba      1,385       1,434,860

POLAND--1.3%
Republic of Poland 6.25%, 7/3/12 ...........  Baa       820         818,975

Republic of Poland Series PDIB 6%,
10/27/14(d) ................................  Baa     1,058       1,065,015
                                                               ------------
                                                                  1,883,990
                                                               ------------
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $6,370,316)                                      6,428,562
---------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
FOREIGN CORPORATE BONDS--5.3%

AUSTRIA--0.3%
Sappi Pappier Holding AG 144A 6.75%,
6/15/12(b) .................................  Baa    $  405    $    411,444

CANADA--0.3%
Microcell Telecommunications, Inc.
Series B 14%, 6/1/06(d) ....................  Caa       765         137,700

Tembec Industries, Inc. 7.75%, 3/15/12 .....  Ba        345         339,825
                                                               ------------
                                                                    477,525
                                                               ------------
CAYMAN ISLANDS--0.4%
Petrobras International Finance 9.75%,
7/6/11 .....................................  Baa       690         538,200

CHILE--1.2%
Empresa Nacional de Electricidad SA
Series B 8.50%, 4/1/09 .....................  Baa       175         166,827

HQI Transelectric Chile SA 7.875%,
4/15/11 ....................................  Baa       525         543,889

Petropower I Funding Trust 144A 7.36%,
2/15/14(b) .................................  BBB(c)  1,170       1,059,021
                                                               ------------
                                                                  1,769,737
                                                               ------------
LUXEMBOURG--0.5%
Tyco International Group SA 6.875%,
1/15/29 ....................................  Baa     1,090         773,377

MEXICO--0.6%
Grupo Televisa SA 144A 8.50%, 3/11/32(b) ...  Baa       265         230,550

Grupo Transportacion Ferroviaria Mexicana
SA de CV 11.75%, 6/15/09(d) ................   B        740         697,450
                                                               ------------
                                                                    928,000
                                                               ------------
NETHERLANDS--1.0%
Deutsche Telekom International Finance
DT 8.50%, 6/15/10(d) .......................  Baa       460         458,004

PTC International Finance BV 0%, 7/1/07(d) .   B        975         996,938
                                                               ------------
                                                                  1,454,942
                                                               ------------

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
POLAND--0.4%
TPSA Finance BV 144A 7.75%, 12/10/08(b) ....  Baa    $  610    $    565,752

VENEZUELA--0.6%
PDVSA Finance Ltd. 9.375%, 11/15/07 ........  Baa       140         134,704
PDVSA Finance Ltd. 99-I 9.75%, 2/15/10 .....  Baa       355         333,284
PDVSA Finance Ltd. 8.50%, 11/16/12 .........  Baa       500         437,500
                                                               ------------
                                                                    905,488
                                                               ------------
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $8,948,427)                                      7,824,465
---------------------------------------------------------------------------

                                                       SHARES
                                                      -------
PREFERRED STOCKS--0.4%

CONSUMER FINANCE--0.4%
Home Ownership Funding Corp. II Pfd.
144A 13.338%(b),(d) .............................       900         600,469
---------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $612,305)                                          600,469
---------------------------------------------------------------------------

COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(e) .............    17,625           9,517

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(e),(f) .....................     1,955           3,910
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $156,086)                                           13,427
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $142,483,731)                                  145,440,963
---------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO


                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)         VALUE
                                           -------   -----     ------------
SHORT-TERM OBLIGATIONS--2.9%

COMMERCIAL PAPER--2.5%
Emerson Electric Co. 2%, 7/1/02 ............  A-1    $1,100    $  1,100,000
ABSC Capital Corp. 1.85%, 7/8/02 ...........  A-1+      500         499,820
Enterprise Funding Corp. 1.83%, 7/10/02 ....  A-1+    1,000         999,542
ABSC Capital Corp. 1.84%, 9/9/02 ...........  A-1+    1,000         996,662
                                                               ------------
                                                                  3,596,024
                                                               ------------
FEDERAL AGENCY SECURITIES--0.4%
Federal Farm Credit Bank 1.73%,
7/15/02 ....................................  AAA       600         599,596
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,195,381)                                      4,195,620
---------------------------------------------------------------------------
TOTAL INVESTMENTS--102.3%
(IDENTIFIED COST $146,679,112)                                  149,636,583(a)

Other assets and liabilities, net--(2.3)%                        (3,375,801)
                                                               ------------
NET ASSETS--100.0%                                             $146,260,782
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,440,984 and gross depreciation of $3,120,382 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $147,315,981.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, these securities amounted to a value of $11,254,870 or 7.7% of net assets.
(c) As rated by Standard & Poors or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-incoming producing.
(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2002, this security amounted to $3,910 or 0.0% of net assets.
(g) All or a portion segregated as collateral for when-issued securities.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $146,679,112)                             $149,636,583
Cash                                                                 5,467
Receivables
   Interest and dividends                                        1,625,931
   Fund shares sold                                                150,000
   Investment securities sold                                       92,400
   Other receivables                                                   169
                                                              ------------
     Total assets                                              151,510,550
                                                              ------------
LIABILITIES
Payables
   Investment securities repurchased                             5,137,955
   Investment advisory fee                                          35,183
   Professional fee                                                 21,675
   Financial agent fee                                              13,559
   Transfer agent fee                                                6,719
   Trustees' fee                                                     6,533
   Distribution fee                                                  1,575
Accrued expenses                                                    26,569
                                                              ------------
     Total liabilities                                           5,249,768
                                                              ------------
NET ASSETS                                                    $146,260,782
                                                              ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $151,956,493
Undistributed net investment income                                147,706
Accumulated net realized loss                                   (8,800,888)
Net unrealized appreciation                                      2,957,471
                                                              ------------
NET ASSETS                                                    $146,260,782
                                                              ============

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $140,605,803)             4,554,363
Net asset value and offering price per share                        $30.87

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,654,979)                 183,146
Net asset value and offering price per share                        $30.88



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                     $5,033,493
Dividends                                                        33,057
                                                             ----------
     Total investment income                                  5,066,550
                                                             ----------
EXPENSES
Investment advisory fee                                         318,341
Distribution fee, Class Y                                         9,612
Financial agent fee                                              77,910
Registration                                                     24,228
Transfer agent                                                   19,547
Custodian                                                        19,274
Professional                                                     18,424
Trustees                                                          9,008
Printing                                                          6,157
Miscellaneous                                                    12,654
                                                             ----------
     Total expenses                                             515,155
     Less expenses borne by investment adviser                 (114,951)
     Custodian fees paid indirectly                              (1,508)
                                                             ----------
     Net expenses                                               398,696
                                                             ----------
NET INVESTMENT INCOME                                         4,667,854
                                                             ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                (165,486)
Net change in unrealized appreciation (depreciation) on
   investments                                                  206,509
                                                             ----------
NET GAIN ON INVESTMENTS                                          41,023
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $4,708,877
                                                             ==========

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                    Ended
                                                                                   6/30/02            Year Ended
                                                                                 (Unaudited)           12/31/01
                                                                                 ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                  $  4,667,854        $  9,264,791
   Net realized gain (loss)                                                          (165,486)             52,977
   Net change in unrealized appreciation (depreciation)                               206,509           1,425,217
                                                                                 ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      4,708,877          10,742,985
                                                                                 ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                  (4,431,768)         (8,669,809)
   Net investment income, Class Y                                                    (234,653)           (503,118)
                                                                                 ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (4,666,421)         (9,172,927)
                                                                                 ------------        ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (387,181 and 473,305 shares, respectively)        12,104,760          14,607,839
   Net asset value of shares issued from reinvestment of distributions
     (124,676 and 237,609 shares, respectively)                                     3,869,947           7,314,109
   Cost of shares repurchased (166,779 and 444,835 shares, respectively)           (5,199,507)        (14,019,156)
                                                                                 ------------        ------------
Total                                                                              10,775,200           7,902,792
                                                                                 ------------        ------------
CLASS Y
   Proceeds from sales of shares (16,358 and 60,560 shares, respectively)             510,500           1,914,573
   Net asset value of shares issued from reinvestment of distributions
     (7,557 and 16,339 shares, respectively)                                          234,651             503,115
   Cost of shares repurchased (87,937 and 35,337 shares, respectively)             (2,725,785)         (1,120,858)
                                                                                 ------------        ------------
Total                                                                              (1,980,634)          1,296,830
                                                                                 ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        8,794,566           9,199,622
                                                                                 ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            8,837,022          10,769,680

NET ASSETS
   Beginning of period                                                            137,423,760         126,654,080
                                                                                 ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $147,706 AND $146,273, RESPECTIVELY]                                     $146,260,782        $137,423,760
                                                                                 ============        ============

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO



                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             CLASS X
                                                       SIX MONTHS       ------------------------------------------------------
                                                          ENDED                        YEAR ENDED DECEMBER 31
                                                         6/30/02        ------------------------------------------------------
                                                       (UNAUDITED)       2001(5)     2000       1999      1998        1997
Net asset value, beginning of period                     $30.84         $30.53      $29.88     $31.47    $33.17      $33.98
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            1.03(3)        2.22(3)     2.28(3)    2.01      2.26(3)     2.37(3)
   Net realized and unrealized gain (loss)                   --           0.34        0.63      (1.57)    (1.58)       0.85
                                                         ------         ------      ------     ------    ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.03           2.56        2.91       0.44      0.68        3.22
                                                         ------         ------      ------     ------    ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (1.00)         (2.25)      (2.23)     (2.03)    (2.25)      (2.60)
   Distributions from net realized gains                     --             --          --         --     (0.13)      (1.43)
   Return of capital                                         --             --       (0.03)        --        --          --
                                                         ------         ------      ------     ------    ------      ------
     TOTAL DISTRIBUTIONS                                  (1.00)         (2.25)      (2.26)     (2.03)    (2.38)      (4.03)
                                                         ------         ------      ------     ------    ------      ------
Change in net asset value                                  0.03           0.31        0.65      (1.59)    (1.70)      (0.81)
                                                         ------         ------      ------     ------    ------      ------
NET ASSET VALUE, END OF PERIOD                           $30.87         $30.84      $30.53     $29.88    $31.47      $33.17
                                                         ======         ======      ======     ======    ======      ======
Total return                                               3.29%(7)       8.53%      10.04%      1.47%     1.99%       9.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $140,606       $129,800    $120,376   $100,044  $113,273     $72,747

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(1)                                   0.55%(4)(6)    0.55%(4)    0.55%      0.55%     0.55%       0.55%
   Net investment income                                   6.61%(6)       7.02%       7.53%      6.54%     6.89%       6.92%
Portfolio turnover                                           56%(7)         99%         87%       142%      105%        176%

                                                                                             CLASS Y
                                                       SIX MONTHS       ------------------------------------------------------
                                                          ENDED                        YEAR ENDED DECEMBER 31
                                                         6/30/02        ------------------------------------------------------
                                                       (UNAUDITED)       2001(5)     2000       1999      1998        1997
Net asset value, beginning of period                     $30.84         $30.54      $29.89     $31.47    $33.18      $33.97
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            0.99(3)        2.14(3)     2.20(3)    1.96      2.18(3)     2.27(3)
   Net realized and unrealized gain (loss)                 0.01           0.33        0.63      (1.59)    (1.59)       0.88
                                                         ------         ------      ------     ------    ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.00           2.47        2.83       0.37      0.59        3.15
                                                         ------         ------      ------     ------    ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.96)         (2.17)      (2.15)     (1.95)    (2.17)      (2.51)
   Distributions from net realized gains                     --             --          --         --     (0.13)      (1.43)
   Return of capital                                         --             --       (0.03)        --        --          --
                                                         ------         ------      ------     ------    ------      ------
     TOTAL DISTRIBUTIONS                                  (0.96)         (2.17)      (2.18)     (1.95)    (2.30)      (3.94)
                                                         ------         ------      ------     ------    ------      ------
Change in net asset value                                  0.04           0.30        0.65      (1.58)    (1.71)      (0.79)
                                                         ------         ------      ------     ------    ------      ------
NET ASSET VALUE, END OF PERIOD                           $30.88         $30.84      $30.54     $29.89    $31.47      $33.18
                                                         ======         ======      ======     ======    ======      ======
Total return                                               3.20%(7)      8.24%        9.75%      1.26%     1.72%       9.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $5,655         $7,623      $6,278     $6,884    $7,491      $6,725

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                   0.80%(4)(6)    0.80%(4)    0.80%      0.80%     0.80%       0.80%
   Net investment income                                   6.36%(6)       6.77%       7.28%      6.29%     6.63%       6.65%
Portfolio turnover                                           56%(7)         99%         87%       142%      105%        176%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71%, 0.69%, 0.74%, 0.74%, 0.77%, and 0.77% for the periods ended June 30, 2002,
    December 31, 2001, 2000, 1999, 1998, and 1997, respectively.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.96%, 0.94%, 0.99%, 0.99%, 1.02%, and 1.02% for the periods ended June 30, 2002,
    December 31, 2001, 2000, 1999, 1998, and 1997, respectively.
(3) Computed using average shares outstanding.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the period ended December 31, 2001 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets from 6.95% to 7.02% and from 6.71% to 6.77% for class X and class Y, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES
   Phoenix-Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Two Portfolios are offered for sale: Growth Stock Portfolio and Managed Bond Portfolio.
   Each Portfolio has distinct investment objectives. The Growth Stock Portfolio seeks long-term appreciation of capital. The Managed Bond Portfolio seeks to generate a high level of current income and capital appreciation.
   Each Portfolio offers both Class X and Class Y shares. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of both classes of shares, except that Class X bears no distribution expenses.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.
   Certain securities held by Managed Bond Portfolio were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2002, the total value of securities for which prices were provided by market makers represented approximately 4% of net assets.
   Effective January 1, 2001, the Fund adopted the revised AlCPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize premium on fixed income securities and classify gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as a component of interest income. The cumulative effect of the accounting changes had no impact on total net assets of the Fund or the Fund's net asset value, but resulted in a $47,244 reduction in cost of securities, $47,244 increase in net unrealized appreciation (depreciation) and a corresponding $47,244 decrease in undistributed net investment income, based on securities held by the Managed Bond Portfolio on December 31, 2000.
   The effect of this change for the year ended December 31, 2001 on Managed Bond Portfolio was to increase net investment income by $32,723, increase net unrealized appreciation (depreciation) by $42,419 and decrease net realized gains (losses)by $75,142. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

C. INCOME TAXES:
   Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, non-deductible expenses, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain distribution amounts have been reclassified to conform to the current year presentation.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency.

PHOENIX-DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)

Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:
   Each of the Portfolios may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Portfolio as an unrealized gain (or loss). When the contract is closed or offset, the Portfolio records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At June 30, 2002, the Portfolios had no forward currency contracts.

G. FUTURES CONTRACTS:
   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Portfolio may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to a Portfolio is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. At June 30, 2002, the Portfolios had no futures contracts.

H. OPTIONS:
   Each Portfolio may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
   Each Portfolio will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
   Each Portfolio may purchase options which are included in the Portfolio's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At June 30, 2002, the Portfolios had no options.

I. EXPENSES:
   Expenses incurred by the Fund with respect to both Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

J. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS:
   Each Portfolio may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   The Adviser to the Fund is Phoenix Investment Counsel, Inc. ("PIC"). PIC is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Portfolio:

                                              1st $1    $1+
Portfolio                                    Billion   Billion
---------                                    -------   -------
Growth Stock Portfolio                        0.60%     0.55%
Managed Bond Portfolio                        0.45%     0.40%

   The Adviser has voluntarily agreed to assume total fund operating expenses of each Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until the dates indicated below, to the extent that such expenses exceed the following percentages of average annual net assets:

PHOENIX-DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)

                                  Class X   Class Y        Dates
                                  -------   --------  --------------
Growth Stock Portfolio ..........   0.70%     0.95%   April 30, 2003
Managed Bond Portfolio ..........   0.55%     0.80%   April 30, 2003

   Seneca Capital Management LLC ("Seneca") is the subadviser to the Growth Stock Portfolio. For its services, Seneca is paid a fee by PIC ranging from 0.10% to 0.275% of the average daily net assets of the Growth Stock Portfolio. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect wholly-owned subsidiary of PNX.
   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of the Fund's shares. Each Portfolio pays PEPCO a distribution fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class. The Distributor has advised the Portfolio that of the total amount expensed for the six months ended June 30, 2002, $400 was retained by the Distributor, $398 was paid out to unaffiliated participants, and $22,938 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.
   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended June 30, 2002, financial agent fees were $111,095 of which PEPCO received $39,305. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2002, transfer agent fees were $37,286 of which PEPCO retained $0.
   For the six months ended June 30, 2002, the Fund paid PXP Securities Corp., a wholly-owned subsidiary of PNX, brokerage commissions of $4,569 in connection with portfolio transactions effected by it.
   At June 30, 2002, Phoenix Life Insurance Company and affiliates held Portfolio shares which aggregated the following:
                                                          Aggregate
                                                          Net Asset
                                          Shares            Value
                                          ------          --------
Growth Stock Portfolio, Class Y .........  8,398          $145,033
Managed Bond Portfolio, Class Y .........  4,837           149,367

3. PURCHASE AND SALE OF SECURITIES
Purchases and sales of securities during the six months ended June 30, 2002 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                   Purchases           Sales
                                  -----------      -----------
Growth Stock Portfolio ........   $14,612,800      $17,827,732
Managed Bond Portfolio ........    54,806,352       47,655,145

   Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2002, aggregated the following:

                                   Purchases           Sales
                                  -----------      -----------
Managed Bond Portfolio .......    $33,191,890      $29,620,472

4. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market price of these investments and the income they generate, as well as a Portfolio's ability to repatriate such amounts.
   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.
   Certain portfolios may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the portfolio, positive or negative, than if the portfolio did not concentrate its investments in such sectors.

5. OTHER
   As of June 30, 2002, the Portfolios had shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with PNX or PXP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                                   Number of   % of Shares
                                 Shareholders  Outstanding
                                 ------------  ------------
Growth Stock Portfolio .........       3            62%
Managed Bond Portfolio .........       3            46%

PHOENIX-DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONCLUDED)

6. FEDERAL INCOME TAX INFORMATION
   The Fund has capital loss carryovers, which may be used to offset future capital gains, as follows:

                                 Expiration Year
                     ----------------------------------------
                        2007          2008            2009           Total
                     ----------    ----------      ----------    -----------
Growth Stock
   Portfolio ......  $       --    $       --      $8,335,855     $8,335,855
Managed Bond
   Portfolio ......   5,672,317     2,194,743              --      7,867,060

   For the year ended December 31, 2001, the Managed Bond Portfolio utilized $801,196 prior year deferred capital loss carryovers against 2001 capital gains.
   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2001, the Fund deferred post-October capital losses as follows:

Growth Stock Portfolio .......................   $368,426
Managed Bond Portfolio .......................    706,980


   This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus which includes information concerning the Fund's record and other pertinent information.

PHOENIX-DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS

101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
William W. Crawford
Harry Dalzell-Payne
William N. Georgeson
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Eileen A. Moran
Everett L. Morris
James M. Oates
Richard A. Pavia
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
Robert S. Driessen, Vice President
Ronald K. Jacks, Vice President
Richard D. Little, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Shareholder Services 1-800-814-1897 (option 3)


--------------------------------------------------------------------------------
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20

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PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.


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PXP 091 (8/02)